            As filed with the Securities and Exchange Commission on May 10, 2007
                                               File Nos. 811-10267 and 333-53450

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

Pre-Effective Amendment No. ____                                        [ ]

Post-Effective Amendment No. 11                                         [X]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

Amendment No. 12                                                        [X]

                                 ASSETMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)
                     2300 Contra Costa Boulevard, Suite 600
                          Pleasant Hill, CA 94523-3967
               (Address of Principal Executive Offices) (Zip Code)
                                 (800) 664-5345
              (Registrant's Telephone Number, Including Area Code)
                                  Carrie Hansen
                     2300 Contra Costa Boulevard, Suite 600
                          Pleasant Hill, CA 94523-3967
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Michael P. O'Hare, Esq.
                    Stradley, Ronon, Stevens & Young LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ]       immediately upon filing pursuant to paragraph (b).

[X]       on May 25, 2007 pursuant to paragraph (b).

[ ]       60 days after filing pursuant to paragraph (a)(1).

[ ]       on (date) pursuant to paragraph (a)(1).

[ ]       75 days after filing pursuant to paragraph (a)(2).

[ ]       on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[X]       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explantory Note

This  Post-Effective   Amendment  No.  11/12  to  AssetMark  Funds  Registration
Statement   on  Form  N-1A  (the   "Amendment")   is  being   filed  under  Rule
485(b)(1)(iii) and incorporates by reference the Prospectus and the Statement of
Additional  Information for the aforementioned  funds filed on January 31, 2007.
This Amendment is being filed for the purposes of delaying the  effectiveness of
Post-Effective Amendment No. 9/10 [SEC Accession No. 0001382529-07-000009] until
May 25, 2007.

                                 ASSETMARK FUNDS
                                     PART C

Item 23. Exhibits.

(a)  Declaration of Trust

     (1)  Certificate  of Trust as filed with the Secretary of State of Delaware on January 2, 2001 was  previously  filed  with  Registrant's  Initial
          Registration  on Form  N-1A  with the SEC on  January  9,  2001 and is incorporated by reference.

     (2)  Agreement  and   Declaration  of  Trust  dated  January  8,  2001  was
          previously filed with  Registrant's  Pre-Effective  Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (3)  AssetMark   Funds  Officer's   Certificate   dated  October  4,  2006,
          certifying  that the eight initial  series of shares of the Trust were designated and established at an  organizational  meeting of the Board of Trustees of the Trust held on March 29, 2001, was previously  filed with Registrant's  Post-Effective  Amendment No. 9 to its Registration
          Statement  on Form  N-1A  with  the SEC on  January  31,  2007  and is incorporated by reference.

(b)  Bylaws

     (1)  Bylaws dated January 8, 2001 were previously  filed with  Registrant's
          Pre-Effective  Amendment No. 1 to its  Registration  Statement on Form
          N-1A with the SEC on April 12, 2001 and are incorporated by reference.

(c)  Instruments Defining Rights of Security Holders

     See Articles III, V and VI of the Registrant's Agreement and Declaration of
     Trust previously filed with the Registrant's  Pre-Effective Amendment No. 1 to its  Registration  Statement on Form N-1A with the SEC on April 12, 2001 and incorporated by reference.

     See also,  Article II of the  Registrant's  Bylaws,  previously  filed with
     Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on
     Form N-1A with the SEC on April 12, 2001 and incorporated by reference.

(d)  Investment Advisory Agreements

     (1)  Investment   Advisory   Agreement  between  Registrant  and  AssetMark
          Investment Services, Inc. dated October 20, 2006, was previously filed with Registrant's  Post-Effective  Amendment No. 9 to its Registration
          Statement  on Form  N-1A  with  the SEC on  January  31,  2007  and is incorporated by reference.

          (a)  Form of Amendment to the Investment  Advisory  Agreement  between
               Registrant and AssetMark Investment Services,  Inc. dated October
               20, 2006, was previously filed with  Registrant's  Post-Effective
               Amendment No. 9 to its  Registration  Statement on Form N-1A with the SEC on January 31, 2007 and is incorporated by reference.

     (2)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc. and Brandes Investment  Partners,  L.P. was previously
          filed  with  Registrant's   Pre-Effective   Amendment  No.  2  to  its
          Registration  Statement  on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (3)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc. and Davis Selected  Advisers,  LP was previously filed with Registrant's  Post-Effective  Amendment No. 1 to its Registration
          Statement  on Form  N-1A  with  the SEC on  September  9,  2002 and is incorporated by reference.

     (4)  Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and TCW Investment  Management  Company was previously
          filed  with  Registrant's   Pre-Effective   Amendment  No.  2  to  its
          Registration  Statement  on Form N-1A with the SEC on May 10, 2001 and is incorporated by reference.

     (5)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc.  and  Atlanta  Capital  Management  Company,  LLC  was
          previously filed with Registrant's  Post-Effective  Amendment No. 1 to its  Registration  Statement on Form N-1A with the SEC on September 9,
          2002 and is incorporated by reference.

     (6)  Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and Advisory Research,  Inc. was previously filed with
          Registrant's  Post-Effective  Amendment  No.  8  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (7)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc. and First  Quadrant,  L.P. was  previously  filed with
          Registrant's  Post-Effective  Amendment  No.  8  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (8)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc.  and  Nicholas-Applegate  Capital  Management  LLC was
          previously filed with Registrant's  Post-Effective  Amendment No. 7 to its  Registration  Statement  on Form N-1A with the SEC on October 28,
          2005 and is incorporated by reference.

     (9)  Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc. and Copper Rock Capital  Partners,  LLC was previously
          filed  with  Registrant's   Post-Effective  Amendment  No.  7  to  its
          Registration  Statement  on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

     (10) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc.  and Clay  Finlay,  Inc.  was  previously  filed  with
          Registrant's  Post-Effective  Amendment  No.  2  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  October  28,  2003  and is incorporated by reference.

     (11) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and Oppenheimer Capital, LLC was previously filed with
          Registrant's  Post-Effective  Amendment  No.  2  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  October  28,  2003  and is incorporated by reference.

     (12) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and Adelante  Capital  Management LLC (formerly,  Lend
          Lease Rosen Real Estate  Securities,  LLC) was  previously  filed with
          Registrant's  Post-Effective  Amendment  No.  4  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  October  29,  2004  and is incorporated by reference.

     (13) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and Nuveen Asset  Management was previously filed with
          Registrant's  Post-Effective  Amendment  No.  8  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (14) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and AEW Management  and Advisors,  L.P. was previously
          filed  with  Registrant's   Post-Effective  Amendment  No.  4  to  its
          Registration  Statement  on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (15) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services, Inc. and Goldman Sachs Asset Management, L.P. was previously
          filed  with  Registrant's   Post-Effective  Amendment  No.  4  to  its
          Registration  Statement  on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (16) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and Western Asset  Management  Company was  previously
          filed  with  Registrant's   Post-Effective  Amendment  No.  4  to  its
          Registration  Statement  on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (17) Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc.  and  Western  Asset  Management  Company  Limited was
          previously filed with Registrant's  Post-Effective  Amendment No. 7 to its  Registration  Statement  on Form N-1A with the SEC on October 28,
          2005 and is incorporated by reference.

     (18) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and Delaware  Management  Company was previously filed with Registrant's  Post-Effective  Amendment No. 8 to its Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (19) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services,  Inc. and NFJ Investment  Group,  L.P. was previously  filed with Registrant's  Post-Effective  Amendment No. 8 to its Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (20) Investment   Sub-Advisory   Agreement  between  AssetMark   Investment
          Services,  Inc. and  Wellington  Management  Company dated December 6,
          2006 to be filed by amendment.

     (21) Form of Investment Sub-Advisory Agreement between AssetMark Investment
          Services, Inc. and Research Affiliates, LLC, was previously filed with
          Registrant's  Post-Effective  Amendment  No.  9  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  January  31,  2007  and is incorporated by reference.

(e)  Underwriting Agreements

     (1)  Distribution  Agreement  between  AssetMark  Capital  Corporation  and
          Registrant  was  previously  filed  with  Registrant's  Post-Effective
          Amendment  No. 1 to its  Registration  Statement on Form N-1A with the
          SEC on September 9, 2002 and is incorporated by reference.

     (2)  Sub-Distribution  Agreement between AssetMark Capital  Corporation and
          Quasar  Distributors,  LLC  was  previously  filed  with  Registrant's
          Post-Effective  Amendment No. 1 to its Registration  Statement on Form
          N-1A  with  the  SEC on  September  9,  2002  and is  incorporated  by reference.

(f)  Bonus or Profit Sharing Contracts

     Not Applicable.

(g)  Custodian Agreements

     (1)  Form of Amended and Restated Custody Agreement between  Registrant and
          U.S. Bank, N.A was previously filed with  Registrant's  Post-Effective
          Amendment  No. 4 to its  Registration  Statement on Form N-1A with the
          SEC on October 29, 2004 and is incorporated by reference.

(h)  Other Material Contracts

     (1)  Fund  Administration  Servicing  Agreement between Registrant and U.S.
          Bancorp Fund Services,  LLC  (formerly,  Firstar Mutual Fund Services,
          LLC) was previously filed with Registrant's  Post-Effective  Amendment
          No.  1 to its  Registration  Statement  on Form  N-1A  with the SEC on
          September 9, 2002 and is incorporated by reference.

     (2)  Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp
          Fund Services, LLC (formerly,  Firstar Mutual Fund Services,  LLC) was previously filed with Registrant's  Post-Effective  Amendment No. 1 to its  Registration  Statement on Form N-1A with the SEC on September 9,
          2002 and is incorporated by reference.

     (3)  Fund Accounting  Servicing  Agreement between  Registrant U.S. Bancorp
          Fund Services, LLC (formerly,  Firstar Mutual Fund Services,  LLC) was previously filed with Registrant's  Post-Effective  Amendment No. 1 to its  Registration  Statement on Form N-1A with the SEC on September 9,
          2002 and is incorporated by reference.

     (4)  Assumption  Agreement between Registrant and Ariel Capital Management,
          LLC was previously filed with  Registrant's  Post-Effective  Amendment
          No.  4 to its  Registration  Statement  on Form  N-1A  with the SEC on
          October 29, 2004 and is incorporated by reference.

(i)  Opinion  and  Consent of  Counsel

     (1)  Opinion and Consent of Counsel was previously filed with  Registrant's
          Post-Effective  Amendment No. 7 to its Registration  Statement on Form
          N-1A  with  the  SEC  on  October  28,  2005  and is  incorporated  by reference.

     (2)  Form of Opinion  of Counsel  was  previously  filed with  Registrant's
          Post-Effective  Amendment No. 9 to its Registration  Statement on Form
          N-1A  with  the  SEC  on  January  31,  2007  and is  incorporated  by reference.

(j)  Other Opinions

     (1)  Consent  of  Independent   Registered   Public   Accounting  Firm  was
          previously filed with Registrant's  Post-Effective  Amendment No. 8 to its Registration  Statement on Form N-1A with the SEC on July 31, 2006 and is incorporated by reference.

     (2)  Power of  Attorney  dated  March 29,  2001 was  previously  filed with
          Registrant's   Pre-Effective  Amendment  No.  1  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC on  April  12,  2001  and is incorporated by reference.

(k)  Omitted Financial Statements

     Not Applicable.

(l)  Initial Capital Agreements

     (1)  Agreement  Relating  to  Initial  Capital  was  previously  filed with
          Registrant's   Pre-Effective  Amendment  No.  2  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC  on  May  10,  2001  and  is incorporated by reference.

(m)  Rule 12b-1 Plan

     (1)  Distribution   Plan  (Rule  12b-1  Plan)  was  previously  filed  with
          Registrant's  Post-Effective  Amendment  No.  1  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  September  9,  2002 and is incorporated by reference.

          (a)  Form of Amendment to the Distribution  Plan (Rule 12b-1 Plan) was
               previously filed with Registrant's Post-Effective Amendment No. 9 to its  Registration  Statement  on  Form  N-1A  with  the SEC on
               January 31, 2007 and is incorporated by reference.

(n)  Rule 18f-3 Plan

     Not Applicable.

(o)  Reserved.

(p)  Code of Ethics

     (1)  Joint Code of Ethics  for  AssetMark  Investment  Services,  Inc.  and
          AssetMark  Capital  Corporation was previously filed with Registrant's
          Post-Effective  Amendment No. 4 to its Registration  Statement on Form
          N-1A  with  the  SEC  on  October  29,  2004  and is  incorporated  by reference.

     (2)  Code of Ethics for Brandes  Investment  Partners,  L.P. was previously
          filed  with  Registrant's   Pre-Effective   Amendment  No.  1  to  its
          Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (3)  Code of Ethics for Davis Selected  Advisers,  LP was previously  filed with Registrant's  Post-Effective  Amendment No. 1 to its Registration
          Statement  on Form  N-1A  with  the SEC on  September  9,  2002 and is incorporated by reference.

     (4)  Code of Ethics for TCW  Investment  Management  Company was previously
          filed  with  Registrant's   Pre-Effective   Amendment  No.  1  to  its
          Registration Statement on Form N-1A with the SEC on April 12, 2001 and is incorporated by reference.

     (5)  Code  of  Ethics  for  Atlanta  Capital  Management  Company,  LLC was
          previously filed with Registrant's  Post-Effective  Amendment No. 1 to its  Registration  Statement on Form N-1A with the SEC on September 9,
          2002 and is incorporated by reference.

     (6)  Code of Ethics for Advisory Research, Inc. was  previously  filed with
          Registrant's  Post-Effective  Amendment  No.  8  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (7)  Code of Ethics for First  Quadrant,  L.P.  was  previously  filed with
          Registrant's  Post-Effective  Amendment  No.  8  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (8)  Code of  Ethics  for  Nicholas-Applegate  Capital  Management  LLC was
          previously filed with Registrant's  Post-Effective  Amendment No. 7 to its  Registration  Statement  on Form N-1A with the SEC on October 28,
          2005 and is incorporated by reference.

     (9)  Code of Ethics for Copper Rock Capital  Partners,  LLC was  previously
          filed  with  Registrant's   Post-Effective  Amendment  No.  7  to  its
          Registration  Statement  on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

     (10) Code of  Ethics  for Clay  Finlay,  Inc.  was  previously  filed  with
          Registrant's  Post-Effective  Amendment  No.  4  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  October  29,  2004  and is incorporated by reference.

     (11) Code of Ethics for Oppenheimer  Capital LLC was previously  filed with
          Registrant's  Post-Effective  Amendment  No.  4  to  its  Registration
          Statement  on Form  N-1A  with  the SEC on  October  29,  2004  and is incorporated by reference.

     (12) Code of Ethics for Adelante Capital  Management,  LLC (formerly,  Lend
          Lease Rosen Real Estate  Securities,  LLC) was  previously  filed with
          Registrant's   Pre-Effective  Amendment  No.  1  to  its  Registration
          Statement  on  Form  N-1A  with  the  SEC on  April  12,  2001  and is incorporated by reference.

     (13) Code of Ethics for Nuveen Asset Management,  Inc. was previously filed with Registrant's  Post-Effective  Amendment No. 8 to its Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (14) Code of Ethics for AEW  Management  and Advisors,  L.P. was previously
          filed  with  Registrant's   Post-Effective  Amendment  No.  4  to  its
          Registration  Statement  on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (15) Code of Ethics for Goldman Sachs Asset Management, L.P. was previously
          filed  with  Registrant's   Post-Effective  Amendment  No.  4  to  its
          Registration  Statement  on Form N-1A with the SEC on October 29, 2004 and is incorporated by reference.

     (16) Code of Ethics for Western  Asset  Management  Company was  previously
          filed  with  Registrant's   Post-Effective  Amendment  No.  7  to  its
          Registration  Statement  on Form N-1A with the SEC on October 28, 2005 and is incorporated by reference.

     (17) Code of Ethics  for  Western  Asset  Management  Company  Limited  was
          previously filed with Registrant's  Post-Effective  Amendment No. 7 to its  Registration  Statement  on Form N-1A with the SEC on October 28,
          2005 and is incorporated by reference.

     (18) Code of Ethics for Delaware  Management  Company was previously  filed with Registrant's  Post-Effective  Amendment No. 8 to its Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (19) Code of Ethics for NFJ Investment  Group,  L.P. was  previously  filed with Registrant's  Post-Effective  Amendment No. 8 to its Registration
          Statement  on  Form  N-1A  with  the  SEC  on  July  31,  2006  and is incorporated by reference.

     (20) Code of  Ethics  for  Wellington  Management  Company  to be  filed by amendment.

     (21) Code of Ethics for Research Affiliates, LLC to be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly  controlled by or under common  control with the Registrant.

Item 25. Indemnification.

Article VII,  Section 1 of the Agreement and  Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are  permitted  by the  Delaware  Business  Trust Act, the officers and Trustees shall not be  responsible or liable in any event for any act or omission of: any agent of the Trust; and Investment Adviser,  Principal  Underwriter or placement agent of the Trust;  or with  respect to each  Trustee and  officer,  the act or omission of any other Trustee or officer, respectively. Nothing herein contained shall  limit the  liability  of any agent from or against any  liability  to the
Trust or any  Shareholder  to which such  agent  would  otherwise  be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its respective duties to the Trust or the Shareholders.

Pursuant  to Rule  484  under  the  Securities  Act of  1933,  as  amended,  the
Registrant furnishes the following undertaking:  "Insofar as indemnification for liability  arising under the Securities Act of 1933 (the "Act") may be permitted to trustees,  officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the  Securities  and  Exchange  Commission  such  indemnification  is against public policy as expressed in the Act and is, therefore,  unenforceable.
In the event that a claim for  indemnification  against such liabilities  (other than the payment by the  Registrant  of expenses  incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee,  officer or controlling person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Advisor.

Other business,  profession,  vocation or employment of a substantial  nature in which each director,  partner or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal  years,  engaged for his own account or in the capacity of director,  officer,  employee,  partner or trustee are as follows:

AssetMark Investment Services, Inc. (the "Advisor")

The Advisor is the investment advisor to each of the Registrant's  series, which currently consist of: AssetMark Large Cap Value Fund, AssetMark Large Cap Growth
Fund,  AssetMark Small/Mid Cap Value Fund,  AssetMark Small/Mid Cap Growth Fund,
AssetMark  International  Equity Fund,  AssetMark Real Estate  Securities  Fund,
AssetMark  Tax-Exempt Fixed Income Fund,  AssetMark Core Plus Fixed Income Fund,
AssetMark Fundamental Index(TM) Large Company Growth Fund, AssetMark Fundamental
Index(TM)  Large  Company  Value Fund,  AssetMark  Fundamental  Index(TM)  Small
Company Growth Fund,  AssetMark  Fundamental  Index(TM) Small Company Value Fund
and AssetMark Fundamental Index(TM) International Equity Fund (the "Funds"). The
principal business address of the Advisor is 2300 Contra Costa Boulevard,  Suite
600, Pleasant Hill, California 94523-3967.  The Advisor is an investment advisor registered  under the  Investment  Advisers  Act of 1940 (the  "Advisers  Act").
Additional  information  as to the Advisor and the directors and officers of the
Advisor is included in the Advisor's  Form ADV filed with the  Commission  (File
No.  801-56323),  which is  incorporated  herein by reference and sets forth the officers  and  directors  of the Advisor  and  information  as to any  business, profession,  vocation or employment of a substantial  nature engaged in by those officers and directors during the past two years.

Brandes Investment Partners, L.P. ("Brandes")

Brandes is a subadvisor to the Registrant's  Large Cap Value Fund. The principal business  address  of  Brandes is 11988 El Camino  Real,  Suite 500,  San Diego,
California  92191-9048.  Brandes is an investment  advisor  registered under the
Advisers  Act.  Additional  information  as to  Brandes  and the  directors  and officers of Brandes is included in Brandes'  Form ADV filed with the  Commission
(File No. 801-24896),  which is incorporated  herein by reference and sets forth the  officers  and  directors  of Brandes and  information  as to any  business, profession,  vocation or employment of a substantial  nature engaged in by those officers and directors during the past two years.

Davis Selected Advisers, LP ("Davis")

Davis is a subadvisor to the  Registrant's  Large Cap Value Fund.  The principal business  address of Davis is 2949 E. Elvira Road,  Suite 101,  Tucson,  Arizona
85706.  Davis is an  investment  advisor  registered  under  the  Advisers  Act.
Additional  information  as to Davis and the  directors and officers of Davis is included  in Davis'  Form ADV filed with the  Commission  (File No.  801-31648), which is  incorporated  herein by  reference  and sets  forth the  officers  and directors of Davis and information as to any business,  profession,  vocation or employment of a substantial  nature  engaged in by those  officers and directors during the past two years.

TCW Investment Management Company ("TCW")

TCW is a subadvisor  to the  Registrant's  Large Cap Growth Fund.  The principal business address of TCW is 865 South Figueroa  Street,  Suite 1800, Los Angeles,
California  90017.  TCW is an investment  advisor  registered under the Advisers
Act.  Additional  information as to TCW and the directors and officers of TCW is included in TCW's Form ADV filed with the Commission (File No. 801-29075), which is incorporated herein by reference and sets forth the officers and directors of
TCW and information as to any business, profession,  vocation or employment of a substantial  nature engaged in by those  officers and directors  during the past two years.

Atlanta Capital Management Company, LLC ("Atlanta")

Atlanta is a subadvisor to the Registrant's Large Cap Growth Fund. The principal business address of Atlanta is 1349 West Peachtree Street,  Suite 1600, Atlanta,
Georgia 30309.  Atlanta is an investment  advisor  registered under the Advisers
Act.  Additional  information  as to Atlanta and the  directors  and officers of
Atlanta is included in Atlanta's  Form ADV filed with the  Commission  (File No.
801-60673),  which is  incorporated  herein  by  reference  and sets  forth  the
officers  and  directors  of  Atlanta  and   information  as  to  any  business,
profession,  vocation or employment of a substantial  nature engaged in by those officers and directors during the past two years.

Advisory Research, Inc. ("ARI")

ARI is a subadvisor to the Registrant's  Small/Mid Cap Value Fund. The principal business address of ARI is 180 N. Stetson Avenue,  Chicago,  Illinois 60601. ARI
is  an  investment  advisor  registered  under  the  Advisers  Act.   Additional
information as to ARI and the directors and officers of ARI is included in ARI's
Form ADV filed with the Commission (File No.  801-14172),  which is incorporated herein  by  reference  and sets  forth the  officers  and  directors  of ARI and information  as  to  any  business,  profession,  vocation  or  employment  of a substantial  nature engaged in by those  officers and directors  during the past two years.

First Quadrant, L.P. ("First Quadrant")

First  Quadrant is a subadvisor  to the  Registrant's  Small/Mid  Cap Value Fund
Fund. The principal business address of First Quadrant is 800 E. Colorado Blvd.,
Suite 900,  Pasadena,  California 91101. First Quadrant is an investment advisor registered under the Advisers Act.  Additional  information as to First Quadrant and the directors and officers of First Quadrant is included in First Quadrant's
Form ADV filed with the Commission (File No.  801-51748),  which is incorporated herein by reference and sets forth the officers and directors of First  Quadrant and  information  as to any  business,  profession,  vocation or employment of a substantial  nature engaged in by those  officers and directors  during the past two years.

Nicholas-Applegate Capital Management LLC ("Nicholas-Applegate")

Nicholas-Applegate  is a subadvisor  to the  Registrant's  Small/Mid  Cap Growth
Fund.  The  principal  business  address  for  Nicholas-Applegate  is  600  West
Broadway,  San Diego,  California  92101.  Nicholas-Applegate  is an  investment advisor  registered  under  the  Advisers  Act.  Additional  information  as  to
Nicholas-Applegate  and the  directors  and  officers of  Nicholas-Applegate  is included in  Nicholas-Applegate's  Form ADV filed with the Commission  (File No.
801-21442),  which is  incorporated  herein  by  reference  and sets  forth  the officers and directors of Nicholas-Applegate and information as to any business, profession,  vocation or employment of a substantial  nature engaged in by those officers and directors during the past two years.

Copper Rock Capital Partners, LLC ("Copper Rock")

Copper Rock is a subadvisor to the Registrant's  Small/Mid Cap Growth Fund. The
principal  business address of Copper Rock is 200 Clarendon Street,  53rd floor,
Boston,  Massachusetts  02116.  Copper Rock is an investment  advisor registered under  the  Advisers  Act.  Additional  information  as to  Copper  Rock and the directors  and  officers of Copper  Rock is  included in Copper  Rock's Form ADV filed with the Commission (File No. 801-63900),  which is incorporated herein by reference  and  sets  forth  the  officers  and  directors  of  Copper  Rock and information  as  to  any  business,  profession,  vocation  or  employment  of a substantial  nature engaged in by those  officers and directors  during the past two years.

Clay Finlay, Inc. ("Clay Finlay")

Clay Finlay is a global equity management firm founded in 1982 and headquartered in New York, with offices at 200 Park Avenue, New York, New York 10166. The firm also has offices in London and Tokyo. An experienced  multinational team of more than 20  investment  professionals  manages a full range of  multi-regional  and regional equity mandates on behalf of major corporations, financial institutions and  governments.  Clay Finlay is an  investment  advisor  registered  under the
Advisers  Act.  Additional  information  as to Clay Finlay and the directors and officers of Clay Finlay is  included  in Clay  Finlay's  Form ADV filed with the
Commission (File No. 801-17316),  which is incorporated  herein by reference and sets forth the officers and directors of Clay Finlay and  information  as to any business, profession,  vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Oppenheimer Capital LLC ("Oppenheimer")

Oppenheimer is a subadvisor to the Registrant's  International  Equity Fund. The
principal  business address of Oppenheimer is 1345 Avenue of the Americas,  48th
Floor, New York, New York 10105. Oppenheimer is an investment advisor registered under  the  Advisers  Act.  Additional  information  as to  Oppenheimer  and the directors  and officers of  Oppenheimer  is included in  Oppenheimer's  Form ADV filed with the Commission (File No. 801-10708),  which is incorporated herein by reference  and  sets  forth  the  officers  and  directors  of  Oppenheimer  and information  as  to  any  business,  profession,  vocation  or  employment  of a substantial  nature engaged in by those  officers and directors  during the past two years.

Adelante Capital Management LLC ("Adelante")

Adelante is a subadvisor to the  Registrant's  Real Estate  Securities Fund. The
principal business address of Adelante is 555 12th Street,  Suite 2100, Oakland,
California  94607.  Adelante  is  an  investment  advisor  registered  under the
Advisers  Act.  Additional  information  as to Adelante  and the  directors  and officers  of  Adelante  is  included  in  Adelante's  Form  ADV  filed  with the
Commission (File No. 801-48599),  which is incorporated  herein by reference and sets forth the officers and  directors  of Adelante  and  information  as to any business, profession,  vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Nuveen Asset Management ("NAM")

NAM is a subadvisor  to the  Registrant's  Tax-Exempt  Fixed  Income  Fund.  The
principal  business address of NAM is 333 West Wacker Drive,  Chicago,  Illinois
60606.  NAM  is  an  investment  advisor  registered  under  the  Advisers  Act.
Additional  information  as to NAM  and the  directors  and  officers  of NAM is included in NAM's Form ADV filed with the Commission (File No. 801-14147), which is incorporated herein by reference and sets forth the officers and directors of
NAM and information as to any business, profession,  vocation or employment of a substantial  nature engaged in by those  officers and directors  during the past two years.

AEW Management and Advisors, L.P. ("AEW")

AEW is a  subadvisor  to the  Registrant's  Real  Estate  Securities  Fund.  The
principal  address of AEW is World Trade Center East, Two Seaport Lane,  Boston,
Massachusetts  02210. AEW is an investment advisor registered under the Advisers
Act.  Additional  information as to AEW and the directors and officers of AEW is included in AEW's Form ADV filed with the Commission (File No. 801-6604),  which is incorporated herein by reference and sets forth the officers and directors of
AEW and information as to any business, profession,  vocation or employment of a substantial  nature engaged in by those  officers and directors  during the past two years.

Goldman Sachs Asset Management, L.P. ("GSAM")

GSAM is a  subadvisor  to the  Registrant's  Core Plus Fixed  Income  Fund.  The
principal  business  address of GSAM is 32 Old Slip,  23rd Floor,  New York, New
York 10005.  GSAM is an investment  advisor  registered  under the Advisers Act.
Additional  information  as to GSAM and the  directors  and  officers of GSAM is included  in GSAM's  Form ADV filed with the  Commission  (File No.  801-37591), which is  incorporated  herein by  reference  and sets  forth the  officers  and directors of GSAM and  information as to any business,  profession,  vocation or employment of a substantial  nature  engaged in by those  officers and directors during the past two years.

Western Asset Management Company ("Western")

Western is a subadvisor  to the  Registrant's  Core Plus Fixed Income Fund.  The
principal business address of Western is 385 East Colorado Boulevard,  Pasadena,
California  91101.  Western  is  an  investment  advisor  registered  under  the
Advisers  Act.  Additional  information  as to  Western  and the  directors  and officers of Western is included in Western's  Form ADV filed with the Commission
(File No.  801-8162),  which is incorporated  herein by reference and sets forth the  officers  and  directors  of Western and  information  as to any  business, profession,  vocation or employment of a substantial  nature engaged in by those officers and directors during the past two years.

Western Asset Management Company Limited ("WAML")

WAML, an affiliate of Western,  is a United Kingdom  Corporation  and has been a registered  investment  advisor since 1984. The principal  business  address for
WAML is 150 Bishopsgate,  London, England EC2 M3XG. Additional information as to
WAML and the directors and officers of WAML is included in WAML's Form ADV filed with the  Commission  (File  No.  801-21068),  which is  incorporated  herein by reference and sets forth the officers and directors of WAML and  information  as to any business,  profession,  vocation or  employment  of a substantial  nature engaged in by those officers and directors during the past two years.

Delaware Management Company ("DMC")

DMC is a subadvisor  to the  Registrant's  Tax-Exempt  Fixed  Income  Fund.  The
principal  business  address  of  DMC  is  2005  Market  Street,   Philadelphia,
Pennsylvania 19103-7098.  DMC is a series of Delaware Management Business Trust, and  an  investment  advisor  registered  under  the  Advisers  Act.  Additional information as to DMC and the directors and officers of DMC is included in DMC's
Form ADV filed with the Commission (File No.  801-32108),  which is incorporated herein  by  reference  and sets  forth the  officers  and  directors  of DMC and information  as  to  any  business,  profession,  vocation  or  employment  of a substantial  nature engaged in by those  officers and directors  during the past two years.

NFJ Investment Group, L.P. ("NFJ")

NFJ is a subadvisor  to the  Registrant's  Large Cap Value Fund.  The  principal business address of NFJ is 2100 Ross Avenue,  Suite 1840,  Dallas,  Texas 75201.
NFJ is  owned  by  Allianz  Global  Investors  U.S.  Equities  LLC,  which  is a wholly-owned  subsidiary of Allianz  Global  Investors of America  L.P.,  and an
investment advisor registered under the Advisers Act. Additional  information as to NFJ and the directors and officers of NFJ is included in NFJ's Form ADV filed with the  Commission  (File  No.  801-47940),  which is  incorporated  herein by reference and sets forth the officers and directors of NFJ and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Wellington Management Company, LLP ("Wellington")

Wellington  is a  subadvisor  to the  Registrant's  Large Cap Growth  Fund.  The
principal   business   address  of  Wellington  is  75  State  Street,   Boston,
Massachusetts  02109.  Wellington is an investment  advisor registered under the
Advisers Act.  Additional  information  as to  Wellington  and the directors and officers  of  Wellington  is included  in  Wellington's  Form ADV filed with the
Commission (File No. 801-15908),  which is incorporated  herein by reference and sets forth the officers and directors of Wellington  and  information  as to any business, profession,  vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Research Affiliates, LLC ("Research Affiliates")

Research Affiliates is a subadvisor to the Registrant's Fundamental Index Funds.
The  principal  business  address of Research  Affiliates is 155 N. Lake Avenue,
Suite 900,  Pasadena,  California  91101.  Research  Affiliates is an investment advisor registered under the Advisers Act. Additional information as to Research
Affiliates and the directors and officers of Research  Affiliates is included in
Research  Affiliates' Form ADV filed with the Commission  (File No.  801-61153), which is  incorporated  herein by  reference  and sets  forth the  officers  and directors of Research Affiliates and information as to any business, profession, vocation or employment of a substantial  nature engaged in by those officers and directors during the past two years.

Item 27. Principal Underwriter.

(a)  AssetMark  Capital  Corporation,  2300 Contra Costa  Boulevard,  Suite 600,
     Pleasant Hill,  California  94523-3967,  the  Distributor for shares of the
     Registrant, does not act as principal underwriter for any other fund.

(b)  To the best of Registrant's knowledge, the directors and executive officers of AssetMark Capital Corporation are as follows:

Name and Principal      Position and Offices with    Positions and Offices with
Business Address        AssetMark Capital            Registrant
                        Corporation

Ronald Dennis Cordes    President                    President, Chairperson &
                                                     Trustee
Richard Edward Steiny   Secretary & Treasurer        None

The address of each of the foregoing is 2300 Contra Costa Boulevard,  Suite 600,
Pleasant Hill, California 94523.

(c)  Not Applicable.

Item 28. Location of Accounts and Records.

The  books  and  records  required  to be  maintained  by  Section  31(a) of the
Investment  Company  Act  of  1940,  as  amended,   and  the  rules  promulgated
thereunder, are maintained in the following locations:

Records Relating to:                       Are located at:
Registrant's Fund Accountant,              U.S. Bancorp Fund Services, LLC
Administrator and                          615 East Michigan Street
Transfer Agent                             Milwaukee, WI 53202
Registrant's Investment Advisor            AssetMark Investment Services, Inc.
                                           2300 Contra Costa Boulevard, Suite 600
                                           Pleasant Hill, CA 94523-3967
Registrant's Sub-Distributor               Quasar Distributors, LLC
                                           615 East Michigan Street
                                           Milwaukee, WI 53202
Registrant's Custodian                     U.S. Bank, N.A.
                                           1555 N. RiverCenter Drive, Suite 302
                                           Milwaukee, WI 53212
Registrant's Distributor                   AssetMark Capital Corporation
                                           2300 Contra Costa Boulevard, Suite 600
                                           Pleasant Hill, CA 94523-3967
Brandes Investment Partners, L.P.          Brandes Investment Partners, L.P.
                                           11988 El Camino Real, Suite 500
                                           San Diego, CA, 92130
Davis Selected Advisors, LP                Davis Selected Advisors, LP
                                           2949 E. Elvira Road, Suite 101
                                           Tucson, AZ 85706
TCW Investment Management Company          TCW Investment Management Company
                                           865 South Figueroa Street, Suite 1800
                                           Los Angeles, CA 90017
Atlanta Capital Management Company, LLC    Atlanta Capital Management Company, LLC
                                           1349 West Peachtree Street, Suite 1600
                                           Atlanta, GA 30309
Advisory Research, Inc.                    Advisory Research, Inc.
                                           180 N. Stetson Avenue
                                           Chicago, IL 60601
First Quadrant, L.P.                       First Quadrant, L.P.
                                           800 E. Colorado Boulevard, Suite 900
                                           Pasadena, CA 91101
Nicholas-Applegate Capital Management LLC  Nicholas-Applegate Capital Management LLC
                                           600 West Broadway
                                           San Diego, CA 92101
Copper Rock Capital Partners, LLC          Copper Rock Capital Partners, LLC
                                           200 Clarendon Street, 53rd Floor
                                           Boston, MA 02116,
Clay Finlay, Inc.                          Clay Finlay, Inc.
                                           200 Park Avenue
                                           New York, NY 10166
Oppenheimer Capital LLC                    Oppenheimer Capital LLC
                                           1345 Avenue of the Americas,
                                           48th Floor
                                           New York, NY 10105
Adelante Capital Management LLC            Adelante Capital Management LLC
                                           555 12th Street, Suite 2100
                                           Oakland, CA 94607
Nuveen Asset Management                    Nuveen Asset Management
                                           333 West Wacker Drive
                                           Chicago, IL 60606
AEW Management and Advisors, L.P.          AEW Management and Advisors, L.P.
                                           World Trade Center East,
                                           Two Seaport Lane
                                           Boston, MA 02210
Goldman Sachs Asset Management, L.P.       Goldman Sachs Asset Management, L.P.
                                           32 Old Slip, 23rd Floor
                                           New York, NY 10005
Western Asset Management Company           Western Asset Management Company
                                           385 East Colorado Boulevard
                                           Pasadena, CA 91101
Western Asset Management Company Limited   Western Asset Management Company Limited
                                           150 Bishopsgate
                                           London, England EC2 M3XG
Delaware Management Company                Delaware Management Company
                                           2005 Market Street
                                           Philadelphia, PA 19103-7098
NFJ Investment Group, L.P.                 NFJ Investment Group, L.P.
                                           2100 Ross Avenue, Suite 1840
                                           Dallas, TX 75201
Wellington Management Company, LLP         Wellington Management Company, LLP
                                           75 State Street
                                           Boston, MA 02109
Research Affiliates, LLC                   Research Affiliates, LLC
                                           155 N. Lake Avenue, Suite 900
                                           Pasadena, CA 91101

Item 29. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 30. Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the  series of the  Registrant  is  delivered  with a copy of the relevant latest annual report to shareholders,  upon request and without charge.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended (the
"Securities  Act") and the  Investment  Company  Act of 1940,  as  amended,  the
Registrant   has  duly  caused   Post-Effective  Amendment  No.  11/12  to  this
registration  statement  to be signed on its  behalf  by the  undersigned,  duly authorized,  in the City of Pleasant Hill, and in the State of California on the
10th day of May 2007.

                                            ASSETMARK FUNDS
                                            (Registrant)

                                        By:  /s/ Ronald D. Cordes
                                             Ronald D. Cordes, President
                                             (Signature and Title)

Pursuant to the  requirements  of the Securities  Act of 1933, as amended,  this
Post-Effective Amendment No. 11/12 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature Title Date

/s/Ronald D. Cordes         President, Trustee and         May 10, 2007
Ronald D. Cordes            Chairperson

William J. Klipp *          Independent Trustee            May 10, 2007
William J. Klipp

Leonard H. Rossen *         Independent Trustee            May 10, 2007
Leonard H. Rossen

R. Thomas DeBerry *         Independent Trustee            May 10, 2007
R. Thomas DeBerry

John Whittaker*             Vice President                 May 10, 2007
John Whittaker

Carrie E. Hansen*           Treasurer and Principal        May 10, 2007
Carrie E. Hansen            Accounting Officer

*By: /s/ Ronald D. Cordes
Ronald D. Cordes

Attorney-in-Fact   pursuant  to  Power  of  Attorney  filed  with  Pre-Effective
Amendment  No. 1 to the  Registration  Statement  on April  12,  2001,  which is incorporated herein by reference.

Exhibit Number   Description